Subordinated liabilities (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Subordinated liabilities [abstract]
Subordinated liabilities at the beginning of the period	£ 8,020	£ 7,842	£ 7,211
Issued during the period	0	0	1,761
Repurchases and redemptions during the period	(486)	(9)	(904)
Foreign exchange movements	63	125	(396)
Other movements (cash and non-cash)	(15)	62	170
Subordinated liabilities at the end of the period	£ 7,582	£ 8,020	£ 7,842